DoubleLine Selective Credit Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.2%
1,802,287	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	1,778,220

Total Asset Backed Obligations (Cost $1,798,931)					1,778,220

Collateralized Loan Obligations - 0.2%
1,000,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	7.59%	^	10/20/2030	859,359
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	8.37%	^	07/15/2029	882,576
500,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	7.79%	^	07/20/2029	423,752

Total Collateralized Loan Obligations (Cost $2,480,000)					2,165,687

Non-Agency Commercial Mortgage Backed Obligations - 0.5%
530,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	#^	05/15/2035	433,904
214,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	#^	06/05/2030	159,932
755,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	2.14%	^	03/15/2037	694,425
224,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	148,189
155,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	98,398
227,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.75%	#^Þ	10/15/2045	67,476
194,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.89%	#	08/10/2047	188,105
65,586	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.23%	^	07/25/2023	65,918
111,527	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	86,720
208,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	178,896
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.77%	^	07/05/2033	321,661
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	334,752
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	^	07/05/2033	327,423
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.67%	#	10/15/2047	232,603
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	319,538
556,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.78%	^	11/15/2034	540,355
409,901	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	3.36%	^	11/11/2034	344,331

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $5,168,685)					4,542,626

Non-Agency Residential Collateralized Mortgage Obligations - 90.9%
5,375,493	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	5,453,856
2,954,168	Alternative Loan Trust, Series 2005-4-1A3	5.75%		04/25/2035	2,546,684
5,275,104	Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	4,421,104
4,579,799	Alternative Loan Trust, Series 2005-79CB-A1 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	0.73%		01/25/2036	2,703,166
4,579,799	Alternative Loan Trust, Series 2005-79CB-A2 (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.77%	I/FI/O	01/25/2036	845,908
7,918,934	Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	5,375,064
6,324,871	Alternative Loan Trust, Series 2007-OA8-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.36%		06/25/2047	5,171,307
1,750,000	AMSR Trust, Series 2020-SFR2-C	2.53%	^	07/17/2037	1,755,971
9,765,899	Angel Oak Mortgage Trust LLC, Series 2019-4-A3	3.30%	#^	07/26/2049	9,838,120
7,539,000	Arroyo Mortgage Trust, Series 2019-3-M1	4.20%	#^	10/25/2048	6,598,736
6,503,247	Asset Backed Securities CorporationHome Equity Loan Trust, Series 2003-HE1-M3 (1 Month LIBOR USD + 5.25%, 3.50% Floor)	5.43%		01/15/2033	6,377,823
2,703,555	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	2,614,039
1,492,669	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%	ß	01/25/2037	1,549,759
2,368,288	Banc of America Mortgage Securities Trust, Series 2006-3-1A10	6.00%		10/25/2036	2,340,970
16,229,246	BCAP LLC Trust, Series 2012-RR4-6A2	3.76%	#^	11/26/2035	10,198,666
7,866,430	BCAP LLC Trust, Series 2013-RR2-6A2	3.88%	#^	06/26/2037	6,918,071
4,211,493	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.51%	#	07/25/2036	3,877,094
4,121,862	Bear Stearns Asset Backed Securities Trust, Series 2005-10-23A1	3.52%	#	01/25/2036	3,815,218
2,518,259	Bear Stearns Asset Backed Securities Trust, Series 2006-4-31A1	3.45%	#	07/25/2036	1,938,955
3,132,296	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	ß	12/25/2036	2,871,177
10,983,109	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		10/25/2036	13,208,515
1,569,247	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.41%		04/25/2036	2,102,937
10,561,583	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	0.32%		12/25/2036	9,803,720
2,344,115	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	1,758,017
4,455,268	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	3,048,933
405,180	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	288,476
2,767,885	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.47%	I/FI/O	09/25/2036	642,803
2,767,885	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	0.78%		09/25/2036	1,197,434
8,200,478	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	6,225,081
5,389,250	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.24%	#	03/25/2037	4,832,474
4,000,000	CIM Trust, Series 2016-1RR-B2	6.76%	#^Þ	07/26/2055	3,577,200
3,000,000	CIM Trust, Series 2016-2RR-B2	6.93%	#^Þ	02/25/2056	2,676,000
3,000,000	CIM Trust, Series 2016-3RR-B2	6.59%	#^Þ	02/27/2056	2,706,000
1,785,032	Citi Mortgage Alternative Loan Trust, Series 2006-A1-1A6	6.00%		04/25/2036	1,802,776
1,260,653	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	1,277,358
689,838	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.64%	#	08/25/2047	613,188
8,380,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4-M3B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.18%		07/25/2037	7,476,248
1,822,884	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.69%	#^	04/25/2036	1,471,226
13,578,032	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	13,561,842
20,779,655	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23%	^§	11/25/2070	21,035,652
6,921,718	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.78%		05/25/2036	5,813,085
7,622,472	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.22%	I/FI/O	05/25/2036	1,148,671
11,297,673	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	0.68%		05/25/2037	8,077,122
11,297,673	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.42%	I/FI/O	05/25/2037	2,037,651
3,275,317	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	3,232,343
2,232,080	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	2,188,705
3,199,315	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	3,087,872
669,240	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	698,963
1,163,406	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	1,007,103
1,751,425	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	1,512,291
3,669,740	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	3,345,585
268,091	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	275,184
1,552,333	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	1,153,159
3,492,787	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	2,770,618
1,333,312	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	1,031,530
3,885,670	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	2,909,952
2,220,123	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	1,538,428
1,225,032	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	889,822
1,541,894	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	1,216,729
4,246,065	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	3,350,626
1,140,112	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	817,653
1,058,694	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	821,139
80,276	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	79,937
23,468,493	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.32%		06/25/2047	20,631,009
122,597	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	93,360
707,033	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	475,211
1,761,494	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	1,350,584
2,441,236	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	1,827,115
8,297,370	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	7,094,112
613,705	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	448,144
451,401	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	309,134
1,639,397	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	1,605,996
900,964	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	424,501
918,203	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	737,858
915,357	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	773,331
3,862,735	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/26/2035	3,212,472
1,505,504	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^Þ	02/27/2037	1,459,889
4,569,389	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	3,635,546
12,404,212	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	12,568,471
19,010,499	CSMC Trust, Series 2020-RPL1-PT1	3.46%	^	10/25/2069	17,258,415
2,107,886	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	4.77%	#^	09/26/2036	2,033,924
904,643	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	876,413
355,576	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	336,680
886,027	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A3	5.50%		11/25/2035	681,334
2,330,468	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A8	6.00%		06/25/2037	1,528,476
2,579,961	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	1,779,013
199,171	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	150,543
1,529,951	First Horizon Mortgage Pass-Through Trust, Series 2007-3-A4	6.00%		06/25/2037	1,036,627
10,000,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	9,835,156
2,150,000	FWD, Series 2019-INV1-M1	3.48%	#^	06/25/2049	2,031,761
2,811,839	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	2,753,894
6,197,133	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	2.90%		10/25/2045	5,040,028
440,056	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	325,543
2,189,131	GSR Mortgage Loan Trust, Series 2006-9F-5A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.37%	I/FI/O	10/25/2036	632,618
2,189,131	GSR Mortgage Loan Trust, Series 2006-9F-5A3 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.63%		10/25/2036	936,768
1,382,223	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	1,220,152
2,877,734	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	2,361,644
9,595,220	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	0.40%		02/19/2046	8,452,058
10,766,626	HarborView Mortgage Loan Trust, Series 2007-4-1A1 (1 Month LIBOR USD + 0.22%, 10.00% Cap)	0.41%		07/19/2047	10,222,835
5,616,233	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	1.18%		10/25/2037	4,899,284
2,758,706	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	1.83%	^	05/25/2029	2,731,274
3,943,858	Home Partners of America Trust, Series 2019-2-C	3.02%	^	10/19/2039	3,894,997
4,196,644	Home Partners of America Trust, Series 2019-2-D	3.12%	^	10/19/2039	4,056,770
7,899,565	Home Partners of America Trust, Series 2019-2-E	3.32%	^	10/19/2039	7,365,523
2,237,506	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,290,981
477,114	Impac Secured Assets Trust, Series 2006-5-1A1B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	0.38%		02/25/2037	460,227
4,841,507	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.82%	#	06/25/2037	3,892,685
5,216,364	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	ß	12/25/2036	5,118,225
3,196,920	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00%	^	11/25/2036	2,621,146
453,604	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	371,654
2,356,416	JP Morgan Mortgage Trust, Series 2006-A5-3A2	3.39%	#	08/25/2036	2,075,498
2,485,772	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	1,614,273
1,315,171	Lavender Trust, Series 2010-R11A-A4	6.25%	#^	10/26/2036	951,691
8,462,622	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	8,506,705
9,250,000	Legacy Mortgage Asset Trust, Series 2018-SL1-M	4.50%	#^	02/25/2058	9,080,389
3,888,393	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	3,879,604
12,500,000	Legacy Mortgage Asset Trust, Series 2019-GS6-A2	4.45%	^§	06/25/2059	10,940,574
11,200,000	Legacy Mortgage Asset Trust, Series 2019-GS7-A2	4.50%	^§	11/25/2059	10,877,934
18,117,732	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00%	^	06/25/2058	17,174,976
16,278,593	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47%	^§	11/25/2061	16,182,191
2,688,973	Lehman XS Trust, Series 2006-17-1A4A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.35%		08/25/2046	2,404,093
26,431,356	Lehman XS Trust, Series 2007-14H-A3 (1 Month LIBOR USD + 0.55%, 0.55% Floor)	0.73%		07/25/2047	18,478,124
5,800,000	LHOME Mortgage Trust 2019-RTL3, Series 2019-RTL3-A1	3.87%	^	07/25/2024	5,841,880
1,233,875	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%	Δ	09/25/2034	1,276,152
4,082,486	MASTR Asset Backed Securities Trust, Series 2004-WMC1-M1 (1 Month LIBOR USD + 0.78%, 0.52% Floor)	0.96%		02/25/2034	4,028,083
1,721,544	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	1,101,171
1,317,724	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	872,913
6,168,130	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	5,203,402
973,588	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	680,464
6,908,257	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	0.36%		05/25/2036	6,270,164
5,912,234	New Residential Mortgage Loan Trust, Series 2018-FNT1-B	3.91%	^	05/25/2023	5,859,584
2,300,000	New Residential Mortgage Loan Trust, Series 2019-NQM4-B1	3.74%	#^	09/25/2059	2,179,612
3,649,450	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	1,636,708
1,194,448	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	ß	03/25/2047	1,177,166
3,339,858	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1-D	4.37%	^	01/25/2023	3,263,646
12,000,000	Oaktown Ltd., Series 2018-1A-M2 (1 Month LIBOR USD + 2.85%)	3.03%	^	07/25/2028	11,345,069
8,767,854	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.45%		07/25/2036	4,471,137
18,178,767	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.93%	^	05/27/2023	17,201,687
12,657,820	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.88%	^	10/27/2022	12,053,229
11,000,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.53%	^	04/25/2023	10,612,117
563,302	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	550,140
10,228,682	Pretium Mortgage Credit Partners LLC, Series 2019-CFL1-A1	3.72%	^§	01/25/2059	10,244,488
8,401,022	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/27/2058	8,426,303
13,168,339	Pretium Mortgage Credit Partners LLC, Series 2020-CFL1-A2	4.21%	^§	02/27/2060	12,385,244
6,533,486	Pretium Mortgage Credit Partners LLC, Series 2020-NPL1-A1	2.86%	^§	05/27/2059	6,441,704
22,600,000	Pretium Mortgage Credit Partners LLC, Series 2020-NPL1-A2	3.97%	^§	05/27/2059	21,240,474
9,491,186	PRPM LLC, Series 2020-1A-A1	2.98%	^§	02/25/2025	9,479,114
8,000,000	PRPM LLC, Series 2020-1A-A2	3.97%	^§	02/25/2025	7,568,058
896,688	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	879,332
2,403,970	Residential Accredit Loans, Inc., Series 2005-QS12-A3	5.50%		08/25/2035	2,334,289
1,702,179	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,607,914
533,360	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	383,997
2,989,527	Residential Accredit Loans, Inc., Series 2006-QS12-2A12 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	0.38%		09/25/2036	2,276,617
2,989,527	Residential Accredit Loans, Inc., Series 2006-QS12-2A13	7.13%	I/FI/O±	09/25/2036	731,604
3,602,959	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	3,469,261
1,227,556	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	1,128,305
1,009,085	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	894,013
7,944,529	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.27%	I/FI/O	01/25/2037	1,604,848
7,944,529	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	0.73%		01/25/2037	5,622,591
630,310	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	573,975
1,306,096	Residential Asset Securities Corporation, Series 2007-KS3-AI3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	0.43%		04/25/2037	1,294,803
4,553,742	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	2,754,586
1,374,626	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,139,774
675,627	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.97%	#	08/25/2036	613,320
14,577,366	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.45%		03/25/2036	13,575,198
8,000,000	Soundview Home Loan Trust, Series 2005-OPT4-M1 (1 Month LIBOR USD + 0.46%, 0.46% Floor)	0.64%		12/25/2035	6,924,732
5,981,211	Stanwich Mortgage Loan Company, Series 2019-RPL1-A	3.72%	^§	03/15/2049	6,060,251
3,853,397	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	3.65%	#	08/25/2035	2,951,286
3,181,407	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.03%	#	12/25/2035	2,973,915
1,570,273	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	3.49%	#	10/25/2037	1,341,527
4,578,576	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	0.36%		07/25/2046	3,778,821
4,810,529	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	0.37%		07/25/2046	3,538,755
9,626,741	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	0.39%		08/25/2036	8,451,442
4,096,360	Structured Asset Mortgage Investments Trust, Series 2006-AR8-A2 (1 Month LIBOR USD + 0.21%, 0.21% Floor, 11.50% Cap)	0.39%		10/25/2036	4,044,918
8,921,933	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	0.37%		09/25/2047	8,165,337
18,603,987	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.37%	^	03/25/2037	14,563,463
342,025	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	3.73%	#	09/25/2037	334,537
1,800,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A2	4.21%	§	09/25/2022	1,702,342
4,300,000	TVC Mortgage Trust, Series 2020-RTL1-A2	3.97%	^§	09/25/2024	4,036,029
2,321,415	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79%	#^	03/25/2049	1,894,482
647,795	Velocity Commercial Capital Loan Trust, Series 2019-2-M5	4.93%	#^	07/25/2049	541,000
4,341,497	Velocity Commercial Capital Loan Trust, Series 2019-2-M6	6.30%	#^	07/25/2049	3,499,641
2,088,118	Velocity Commercial Capital Loan Trust, Series 2020-1-M6	5.69%	#^	02/25/2050	1,488,720
1,976,341	Verus Securitization Trust, Series 2018-INV1-A2	3.85%	#^	03/25/2058	1,983,666
3,088,032	Verus Securitization Trust, Series 2018-INV1-A3	4.05%	#^	03/25/2058	3,099,388
2,200,000	Verus Securitization Trust, Series 2020-1-B1	3.62%	#^	01/25/2060	1,806,118
8,176,009	VOLT LLC, Series 2017-NP11-A1	3.38%	^§	10/25/2047	8,211,968
8,986,276	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	9,015,465
12,386,257	VOLT LLC, Series 2020-NPL3-A1A	2.98%	^§	02/25/2050	12,334,484
5,000,000	VOLT LLC, Series 2020-NPL4-A2	4.09%	^§	03/25/2050	4,565,454
1,499,965	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	1,446,731
3,683,481	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	3,221,995
10,095,408	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	2.46%		09/25/2046	8,862,048
2,703,159	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	2,413,019
211,825	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	214,910
765,268	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	722,555
999,017	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.02%	#	04/25/2036	952,580
5,570,575	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	5,600,022

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $923,899,867)					853,566,906

Short Term Investments - 8.4%
26,437,212	First American Government Obligations Fund - Class U	0.11%	◆		26,437,212
26,437,212	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	◆		26,437,212
26,437,212	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	◆		26,437,212

Total Short Term Investments (Cost $79,311,636)					79,311,636

Total Investments - 100.2% (Cost $1,012,659,119)					941,365,075
Liabilities in Excess of Other Assets - (0.2)%					(2,138,986)

NET ASSETS - 100.0%					$939,226,089

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2020.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2020.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Þ	Value determined using significant unobservable inputs.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2020.

I/O	Interest only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2020.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

◆	Seven-day yield as of June 30, 2020

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2020.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	90.9%
Short Term Investments	8.4%
Non-Agency Commercial Mortgage Backed Obligations	0.5%
Collateralized Loan Obligations	0.2%
Asset Backed Obligations	0.2%
Liabilities in Excess of Other Assets	(0.2)%

100.0%

Notes to Schedule of Investments

June 30, 2020 (Unaudited)

1.  Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Adviser or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2020:

Category
Investments in Securities
Level 1
Money Market Funds	$79,311,636

Total Level 1	79,311,636
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	844,607,706
Non-Agency Commercial Mortgage Backed Obligations	4,475,150
Collateralized Loan Obligations	2,165,687
Asset Backed Obligations	1,778,220

Total Level 2	853,026,763
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	8,959,200
Non-Agency Commercial Mortgage Backed Obligations	67,476

Total Level 3	9,026,676

Total	$941,365,075

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales[2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020[3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$10,708,624	$1,168	$(305,836)	$41,037	$-	$(25,904)	$-	$(1,459,889)	$8,959,200	$(278,522)
Non-Agency Commercial Mortgage Backed Obligations	84,932	-	(17,456)	-	-	-	-	-	67,476	(17,456)

Total	$10,793,556	$1,168	$(323,292)	$41,037	$-	$(25,904)	$-	$(1,459,889)	$9,026,676	$(295,978)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$8,959,200	Market Comparables	Market Quotes	$89.20 - $90.20 ($89.59)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$67,476	Market Comparables	Yields	15.00% (15.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.